Convertible Notes (Details) - Schedule of proceeds to the notes and the warrants - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Proceeds To The Notes And The Warrants Abstract
Principal amount	$ 2,450	$ 15,142
Less: unamortized discount and debt issuance costs	(759)	(5,152)
Total	$ 1,691	$ 9,990